Statement of Changes in Net Assets Available for Benefits - EBP 002 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income gain:
Net appreciation in fair value of investments	$ 1,231,969	$ 1,205,088
Dividends	314,170	180,777
Interest income from investments	20,561	20,730
Total investment income gain	1,566,700	1,406,595
Interest from notes receivable from participants	8,008	7,052
Contributions:
Contributions, Employee	356,826	337,849
Contributions, Employer	156,749	149,534
Contributions, Rollover and other	53,668	58,511
Total contributions	567,243	545,894
Deductions from net assets attributed to:
Paid to participants in cash	941,802	773,909
Common stock distributed at fair value	12,529	11,122
Administrative expenses	4,169	3,726
Total deductions	958,500	788,757
Net increase	1,183,451	1,170,784
Transfer in from another plan	20,268	0
Net assets available for benefits:
Beginning of year	10,381,904	9,211,120
End of year	$ 11,585,623	$ 10,381,904